UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

AMM Funds

(Exact Name of Registrant as Specified in Charter)

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Address of Principal Executive Offices)(Zip Code)

Gabriel B. Wisdom

P.O. Box 675203

14249 Rancho Santa Fe Farms Road

Rancho Santa Fe, CA 92067

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  858-755-0909

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Fallen Angels Value Fund
Schedule of Investments
April 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS - 92.12%

Consumer Discretionary 9.10%
4,700	Apollo Group, Inc. Class-A *	$ 135,642
6,400	DeVry, Inc.	288,192
3,950	Time Warner, Inc.	262,517
3,000	Viacom, Inc. Class-B	254,940
		941,291
Consumer Staples - 2.82%
3,400	Pepsico, Inc.	292,026
3,400
Energy - 8.70%
6,000	Alpha Natural Resources, Inc. *	25,800
2,500	Devon Energy Corp.	175,000
3,000	HollyFrontier Corp.	157,770
3,450	National Oilwell Varco, Inc.	270,929
2,820	Occidental Petroleum Corp.	270,015
		899,514
Financials - 21.14%
4	Berkshire Hathaway, Inc. Class-A *	773,100
1,800	Berkshire Hathaway, Inc. Class-B *	231,930
5,150	JP Morgan Chase & Co.	288,297
10,100	SLM Corp.	260,075
750	Visa, Inc.	151,957
6,500	Wells Fargo & Co.	322,660
10,000	Western Union Co.	158,700
		2,186,719
Healthcare - 9.34%
4,150	Express Scripts Holding Co. *	276,307
7,500	Novo-Nordisk AS	340,425
7,150	Teva Pharmaceutical Industries, Ltd. ADR	349,349
		966,081
Industrial - 14.12%
11,700	Exelis, Inc.	216,918
25,000	General Electric Co.	672,250
8,250	General Motors Corp.	284,460
3,000	Raytheon Co.	286,440
		1,460,068
Information Technology - 21.65%
565	Apple, Inc.	333,401
11,600	Cisco Systems, Inc.	268,076
25,000	Entropic Communications, Inc. *	92,250
330	Google, Inc. Class A *	176,510
330	Google, Inc. Class C *	173,798
6,200	GT Advanced International, Inc. *	102,982
5,000	Hewlett-Packard Co.	165,300
5,000	Leidos Holdings, Inc.	186,200
8,000	Microsoft Corp.	323,200
7,500	Oracle Corp.	306,600
2,857	Science Applications International Corp.	111,423
		2,239,740
Materials - 5.25%
25,000	Alcoa, Inc.	336,750
6,000	Freeport-McMoRan Copper & Gold, Inc.	206,220
		542,970

TOTAL FOR COMMON STOCKS (Cost $8,078,036) - 92.12%		9,528,409

SHORT TERM INVESTMENTS - 8.07%
834,460	First American Treasury Obligation Fund Class Z 0.00%** (Cost $834,460)	834,460

TOTAL FOR SHORT TERM INVESTMENTS (Cost $834,460) - 8.07%		834,460

TOTAL INVESTMENTS (Cost $8,912,496) - 100.19%		10,362,869

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.19%)		(19,877)

NET ASSETS - 100.00%		$ 10,342,992

ADR - American Depository Receipt.
* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2014.

Fallen Angels Value Fund
Notes to Financial Statements
April 30, 2014 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $8,912,496 amounted to $1,450,373, which consisted of aggregate gross unrealized appreciation of $2,261,051 and aggregate gross unrealized depreciation of $810,678.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	9,528,409	$0	$0	$9,528,409
Cash Equivalents	$834,460	$0	$0	$834,460
Total	$10,362,869	$0	$0	$10,362,869

Fallen Angels Income Fund
Schedule of Investments
April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 72.11%

Consumer Discretionary - 6.91%
3,000	McDonalds Corp.	$ 304,140
2,000	Wynn Resorts Ltd.	407,780
		711,920

Consumer Staples - 12.27%
2,500	Anheuser Busch Companies, Inc.	264,550
3,600	Kraft Foods Group, Inc.	204,696
5,000	Lorillard, Inc.	297,100
3,400	Pepsico, Inc.	292,026
2,500	Procter & Gamble Co.	206,375
		1,264,747
Energy - 6.13%
1,660	Chevron Corp.	208,363
2,800	ConocoPhillips	208,068
2,100	Exxon Mobil Corp.	215,061
		631,492
Financials - 15.32%
5,600	Gaming & Leisure Properties, Inc.	205,800
5,300	JP Morgan Chase & Co.	296,694
2,100	MasterCard, Inc.	154,455
3,900	OakTree Capital Group LLC	206,700
10,700	SLM Corp.	275,525
750	Visa, Inc.	151,958
5,800	Wells Fargo & Co.	287,912
		1,579,044
Healthcare - 12.43%
4,400	Abbvie, Inc.	229,152
2,600	Johnson & Johnson	263,354
3,200	Novartis AG ADR	278,208
6,800	Pfizer, Inc.	212,704
6,100	Teva Pharmaceutical Industries, Ltd. ADR	298,046
		1,281,464
Industrials - 5.20%
10,100	General Electric Co.	271,589
2,800	Norfolk Southern Corp.	264,684
		536,273
Information Technology - 13.84%
470	Apple, Inc.	277,342
3,850	Leidos Holding, Inc.	143,374
3,193	Loral Space & Communications, Inc.	229,864
5,200	Microsoft Corp.	210,080
6,000	Paychex, Inc.	250,860
4,000	Qualcomm, Inc.	314,840
1	Science Application International Corp.	39
		1,426,399
Transportation - .00%
45,000	Sea Containers Ltd. Class-A †	0

TOTAL FOR COMMON STOCKS (Cost $6,135,117) - 72.11%		7,431,339

CALL OPTIONS - 0.10% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call
	Sears Holdings Corp.
4,000	January 2015 Call @ $60.00	10,600

	Total (Premiums Paid $39,665) - 0.10%	10,600

CORPORATE BONDS - 12.20%
150,000	Advanced Micro Devices, Inc., 7.75%, 08/01/2020	159,375
100,000	Ameren Energy Generating Co., 7.00%, 04/15/2018	91,000
236,000	Arch Coal, Inc., 7.25%, 10/01/2020	178,770
100,000	Exco Resources, Inc., 7.50%, 09/15/2018	101,750
110,000	Gymboree Corp., 9.125%, 12/01/2018	83,600
205,000	Iron Mountain, Inc., 5.75%, 08/15/2024	202,437
250,000	Sears Holdings 6.625% 10/05/2018	230,625
205,000	Toys R Us Property Co. II, 8.50%, 12/01/2017	209,613

TOTAL FOR CORPORATE BONDS (Cost $1,279,723) - 12.20%		1,257,170

MORTGAGE BACKED SECURITIES - 0.06%
6,581	GMAC Commercial Mortgage Securities, Inc., 4.547%, 12/10/2041	6,593

TOTAL FOR MORTGAGE BACKED SECURITIES (Cost $6,548) - 0.06%		6,593

PREFERRED SECURITIES - 6.19%
8,180	American Homes 4 Rent, 5.00%, 12/31/2049	200,492
9,200	Charles Schwab Corp., 6.00%, 12/31/2049	233,128
8,100	Discover Financial Services, 6.50%, 12/31/2049	204,120

TOTAL FOR PREFERRED SECURITIES (Cost $612,057) - 6.19%		637,740

SHORT TERM INVESTMENTS - 8.99%
926,983	First American Treasury Obligation Fund Class Z 0.00% **	926,983

TOTAL SHORT TERM INVESTMENTS (Cost $926,983) - 8.99%		926,983

TOTAL INVESTMENTS (Cost $8,073,110) - 99.65%		10,270,425

OTHER ASSETS LESS LIABILITIES - 0.35%		35,728

NET ASSETS - 100.00%		$ 10,306,153

† This security has been valued according to the fair value pricing policies of the Fund.
* Non-Income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2014.

Fallen Angels Income Fund
Notes to Financial Statements
April 30, 2014 (Unaudited)

1. SECURITY TRANSACTIONS

At April 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,073,110 amounted to $1,276,922, which consisted of aggregate gross unrealized appreciation of $1,457,330 and aggregate gross unrealized depreciation of $180,408.

2. SECURITY VALUATION

Each Fund’s assets are generally valued at their market value using market quotations. If market prices are not available or, in the Advisor’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor will value a Fund’s assets at their fair value in accordance with policies approved by the Funds’ Board of Trustees (the “Board”). For example, fair value pricing may be used if an event occurs after the close of the foreign market that could have an impact on the foreign securities value. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilities electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it had determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (included a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of April 30, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,431,339	$0	$0	$7,431,339
Corporate Bonds	$1,257,170	$0	$0	$1,257,170
Preferred Securities	637,740	$0	$0	637,740
Mortgage Backed Securities	$6,593	$0	$0	$6,593
Cash Equivalents	$926,983	$0	$0	$926,983
Total	$10,259,825	$0	$0	$10,259,825

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMM Funds

By /s/Gabriel B. Wisdom

     Gabriel B. Wisdom

     President

Date June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael Moore

     Michael Moore

     Secretary

Date June 25, 2014